Employee Benefits - Components of Net Periodic Benefit Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 124	$ 112	$ 75
Interest cost	895	929	1,017
Expected return on plan assets	(624)	(586)	(646)
Amortization of net (gain)/loss	248	250	0
Expenses	0	(8)	8
Net periodic benefit cost	643	697	454
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Service cost	138	243
Interest cost	47	54
Expected return on plan assets	(41)	(47)
Amortization of prior service credit	(8)	0
Includes Financial Instruments, Property Occupied by, or Other Assets | Switzerland
Defined Benefit Plan Disclosure [Line Items]
Service cost	138	243	352
Interest cost	47	54	82
Expected return on plan assets	(41)	(47)	(48)
Amortization of net (gain)/loss	(69)	(43)	22
Amortization of prior service credit	(8)	(8)	(8)
Settlement	(93)	(214)	(136)
Curtailment	0	0	0
Net periodic benefit cost	$ (26)	$ (15)	$ 264